Expense Example, No Redemption - VALUE LINE MID CAP FOCUSED FUND, INC.	Jun. 18, 2026 USD ($)
VALUE LINE MID CAP FOCUSED FUND, INC.
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 111
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	$ 1,049